OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 274,186	€ 273,069
Advances and security deposits	167,293	229,975
Accrued expenses	77,024	61,403
Payables to personnel	38,488	36,843
Social security payables	20,553	18,559
Other	42,806	36,426
Total other liabilities	620,350	656,275
Maintenance program
Disclosure of Other Liabilities [Line Items]
Deferred income	€ 173,646	€ 155,121